UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                     8/13/2003
------------------------        -------------------         --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  __________________________

Form 13F Information Table Entry Total: ______________________

Form 13F Information Table Value Total: ______________________

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                           Matrix Asset Advisors, Inc.
                                    FORM 13F
                                  June 30, 2003

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  --------------  --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                  COM            00184a105      493    30656 SH       SOLE                                      30656
Abbott Laboratories              COM            002824100    24273   554695 SH       SOLE                    74850            479845
Adaptec Inc.                     COM            00651F108    16621  2090634 SH       SOLE                   350000           1740634
American Express Co.             COM            025816109    10944   261762 SH       SOLE                    63550            198212
American International Group I   COM            026874107    17114   310145 SH       SOLE                    72850            237295
American Power Conversion        COM            029066107    16477  1055555 SH       SOLE                   210900            844655
Ametek, Inc.                     COM            031100100      202     5500 SH       SOLE                                       5500
Amgen                            COM            031162100     6973   105745 SH       SOLE                                     105745
Automatic Data Processing        COM            053015103      527    15578 SH       SOLE                                      15578
Bank of America Corp.            COM            060505104    10443   132137 SH       SOLE                    26100            106037
Bank of New York                 COM            064057102    12990   451836 SH       SOLE                   121550            330286
Baxter Int'l Inc.                COM            071813109    24795   953662 SH       SOLE                   162900            790762
Bellsouth Corp.                  COM            079860102      307    11544 SH       SOLE                                      11544
Belvedere Resources, Ltd.        COM            080903107        5    10000 SH       SOLE                                      10000
Biomet                           COM            090613100     2213    77100 SH       SOLE                                      77100
Boston Scientific                COM            101137107     2236    36600 SH       SOLE                                      36600
Bristol-Myers                    COM            110122108    22288   820937 SH       SOLE                   134250            686687
CVS Corp.                        COM            126650100    18352   654719 SH       SOLE                   145000            509719
Chubb Corp.                      COM            171232101      252     4198 SH       SOLE                                       4198
Cigna High Income SHRS           COM            12551d109       28    10000 SH       SOLE                                      10000
Citigroup                        COM            172967101    19574   457336 SH       SOLE                    95250            362086
Coca Cola                        COM            191216100     1211    26090 SH       SOLE                                      26090
Comerica Inc.                    COM            200340107     9242   198757 SH       SOLE                    30600            168157
Computer Sciences Corp.          COM            205363104     7843   205755 SH       SOLE                    29150            176605
Dollar General                   COM            256669102    15419   844402 SH       SOLE                   176600            667802
Enviornmental Energy Service     COM            29406q101        0    10000 SH       SOLE                                      10000
Exxon Mobil Corporation          COM            30231g102     1650    45939 SH       SOLE                                      45939
Federal Natl. Mortgage Assn.     COM            313586109      827    12262 SH       SOLE                                      12262
First Place Financial Corp.      COM            33610t109      447    26445 SH       SOLE                                      26445
Fleet Boston Financial Corp      COM            339030108     9793   329612 SH       SOLE                    79450            250162
Freddie Mac                      COM            313400301     8092   159377 SH       SOLE                    27550            131827
Gap Inc.                         COM            364760108    19020  1013849 SH       SOLE                   191800            822049
General Electric Co.             COM            369604103    20966   731043 SH       SOLE                   136900            594143
Guidant Corp.                    COM            401698105    27655   623010 SH       SOLE                   101000            522010
HCA - The Healthcare Company     COM            404119109     1777    55475 SH       SOLE                                      55475
Home Depot                       COM            437076102      416    12569 SH       SOLE                                      12569
Intel Corporation                COM            458140100    10427   501061 SH       SOLE                   103300            397761
International Business Machine   COM            459200101      274     3326 SH       SOLE                                       3326
Interpublic Group                COM            460690100      404    30210 SH       SOLE                                      30210
J. P. Morgan Chase & Co.         COM            46625H100    14807   433221 SH       SOLE                    74100            359121
Johnson & Johnson                COM            478160104     6645   128521 SH       SOLE                                     128521
Kyocera Corp - Spons ADR         COM            501556203     8862   155465 SH       SOLE                    48100            107365
LAM Research Corp.               COM            512807108     8451   464110 SH       SOLE                    90650            373460
Leggett & Platt Inc.             COM            524660107     9368   456980 SH       SOLE                   103100            353880
Liberty Media Corp - A           COM            530718105     8422   728543 SH       SOLE                   139400            589143
Lucent Technologies              COM            549463107     1566   771482 SH       SOLE                    30100            741382
Manpower Inc.                    COM            56418H100    11130   300070 SH       SOLE                    76750            223320
McDonald's Corp.                 COM            580135101      640    29033 SH       SOLE                                      29033
McKesson HBOC, Inc.              COM            581557105     2186    61175 SH       SOLE                                      61175
Merck & Co., Inc.                COM            589331107    30042   496152 SH       SOLE                    51150            445002
Merrill Lynch & Co.              COM            590188108    18161   389057 SH       SOLE                    90000            299057
Microsoft Corporation            COM            594918104     1588    61944 SH       SOLE                                      61944
Morgan Stanley                   COM            617446448    17813   416680 SH       SOLE                    95200            321480
Nokia Corp.                      COM            654902204    10738   653562 SH       SOLE                   175400            478162
Novellus Systems                 COM            670008101    17030   464674 SH       SOLE                   104850            359824
Office Depot Inc.                COM            676220106    17476  1204400 SH       SOLE                   264500            939900
Pfizer, Inc.                     COM            717081103    38314  1121923 SH       SOLE                   103637           1018286
Sky Financial Group Inc.         COM            83080p103      304    13971 SH       SOLE                                      13971
Sun Microsystems Inc.            COM            866810104       72    15400 SH       SOLE                                      15400
Symbol Technologies, Inc.        COM            871508107    18697  1437095 SH       SOLE                   278700           1158395
Verizon Communications           COM            92343v104      846    21446 SH       SOLE                                      21446
Vishay Intertechnology           COM            928298108    15811  1197787 SH       SOLE                   292700            905087
Vyrex Corp.                      COM            92922E101        3    33000 SH       SOLE                                      33000
Wachovia Corp.                   COM            929903102      671    16780 SH       SOLE                                      16780
Wal-Mart Stores, Inc.            COM            931142103      526     9800 SH       SOLE                                       9800
Walt Disney Company              COM            254687106    18604   941995 SH       SOLE                   212800            729195
Wellpoint Health Networks        COM            94973h108      925    10975 SH       SOLE                                      10975
Wells Fargo Company              COM            949746101      296     5872 SH       SOLE                                       5872
Wyeth                            COM            983024100    23887   524420 SH       SOLE                    81150            443270
Alt Health Care Systems                         021452107        0    15000 SH       SOLE                                      15000
E-Kong Group Ltd.                               G2952Q109        0    12500 SH       SOLE                                      12500
FEOCII Subscription Agreement                   8324009        100   100000 SH       SOLE                                     100000
Gulf International Minerals (C                  402290100       17    50000 SH       SOLE                                      50000
International Meta Systems                      45986b108        0    25830 SH       SOLE                                      25830
Prism Support Hldgs LLC                         3030551          0   250000 SH       SOLE                                     250000
Wachovia Corp Pfd 0% (call 1/1                                   1    40227 SH       SOLE                                      40227